INCOME TAXES (Schedule of Components of Provision (Benefit) for Income Taxes) (Details) - USD ($)			12 Months Ended
	Dec. 31, 2017	Nov. 02, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Refundable alternative minimum tax credit carryovers			$ 1,000,000
Deemed repatriation tax liability	$ 0	$ 0
GILTI inclusion amount			0
GILTI income tax provisions			0
Current
Foreign			(890,000)	$ 2,355,000	$ 17,000
Total Current			(890,000)	2,355,000	17,000
Deferred
Foreign			512,000	(1,092,000)	771,000
Total Deferred			512,000	(1,092,000)	771,000
Total Tax Expense (benefit)			$ (378,000)	$ 1,263,000	$ 788,000
Statutory tax rate (as a percent)			21.00%	35.00%